Subsequent Events (Details) - USD ($)					3 Months Ended	12 Months Ended
	Apr. 29, 2024	Mar. 13, 2024	Feb. 01, 2024	Dec. 14, 2023	Mar. 31, 2024	Dec. 31, 2023	Apr. 01, 2024	Jan. 29, 2024	Mar. 31, 2023
Subsequent Events [Line Items]
Stockholders elected to redeem common stock				1,625,876
Funds due and payable (in Dollars)				$ 17,834,235		$ 17,834,235
Aggregate gross proceeds (in Dollars)		$ 262,064			$ (262,064)
Aggregate units						123,500
Price per unit (in Dollars per share)					$ 0.0001	$ 0.0001
Aronoff LLP [Member]
Subsequent Events [Line Items]
Maturity date	Nov. 01, 2024
Series A Warrant [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)					$ 3,850,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)								$ 1
Underwriters' fees (in Dollars)			$ 2,200,000
Principal amount (in Dollars)							$ 183,333
Aggregate gross proceeds (in Dollars)		3,850,000
Price per unit (in Dollars per share)						$ 0.0001
Number of shares						1
Other transaction expenses (in Dollars)	$ 669,985
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Promissory amount (in Dollars)	$ 670,000
Interest rate per annum	7.00%
Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Number of shares						2
Subsequent Event [Member] | Series B Warrant [Member]
Subsequent Events [Line Items]
Number of shares						1
Solidion Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares						1
Common Stock [Member]
Subsequent Events [Line Items]
Aggregate units					5,133,332
Price per unit (in Dollars per share)					$ 0.0001
Number of shares					86,900,398				69,800,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares						1
Common Stock [Member] | Subsequent Event [Member] | Series A Warrant [Member]
Subsequent Events [Line Items]
Number of shares						1
Private Placement [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)		$ 3,850,000
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate units						5,133,332
Purchase price per unit (in Dollars per share)						$ 0.75